Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Intangible Assets [Line Items]
Schedule of Detailed Information About Intangible Assets

Intangible assets of the Group correspond to capitalized expenses related to internally generated software and the intangible asset acquired described below in this Note in section "Intangible Asset Acquisition".

The following table provides information about each class of intangible assets held by the Group as of December 31, 2022 and 2021. Intangible assets are stated at cost less accumulated amortization:

	2022			2021
At January 1,	Internally generated software	Acquired intangible assets (ii)	Total	Internally generated software	Acquired intangible assets (ii)	Total
Cost	12,387	39,335	51,722	4,989	—	4,989
Accumulated amortization	(3,180)	(1,573)	(4,753)	(836)	—	(836)
Opening book value as of January 1	9,207	37,762	46,969	4,153	—	4,153
Additions (i)	11,365	—	11,365	7,398	39,335	46,733
Amortization of the year	(4,793)	(2,098)	(6,891)	(2,344)	(1,573)	(3,917)
Total as of December 31	15,779	35,664	51,443	9,207	37,762	46,969
Cost	23,752	39,335	63,087	12,387	39,335	51,722
Accumulated amortization	(7,973)	(3,671)	(11,644)	(3,180)	(1,573)	(4,753)

(i)
The additions of the year include USD 11,357 (USD 7,085 in 2021) related to capitalized salaries and wages.
(ii)
Acquired intangible assets comprises merchant agreements, as detailed in "Intangible Asset Acquisition" below.

Summary of Purchase Consideration	Details of the purchase consideration are as follows:

Purchase consideration	USD
Cash paid	38,670
Contingent consideration at fair value	665
Total Purchase Consideration	39,335